Cash and cash equivalents and financial investments (Tables)	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents and financial investments
Schedule of cash and cash equivalents
.	December 31, 2022	December 31, 2021

Cash and cash equivalents	127,263	69,720
Short-term financial investments	58,464	66,007
Total	185,727	135,727

Schedule of financial investments
.	December 31, 2022	December 31, 2021
Financial investments	96,299	798,786